Net Loss Per Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Securities Potentially Dilute Loss Per Share in Future Were Not Included in Computation of Diluted Loss Per Share

Securities that could potentially dilute loss per share in the future that were not included in the computation of diluted loss per share for the three and six months ended June 30, 2026 and 2025, are as follows:

	Three and Six Months Ended June 30,
	2026	2025
Common stock warrants	2,999,950	—
Unvested restricted stock awards	323,348	676,092
Unvested restricted stock units	2,599,815	—
Unvested stock options exercisable for nominal consideration	1,763,719	3,597,988
Stock options	3,780,865	242,064
	11,467,697	4,516,144

	December 31,
	2025	2024
Convertible preferred stock	6,887,620	—
Common stock warrants	2,999,950	—
Unvested restricted stock awards	499,720	852,464
Stock options	5,474,986	4,397,540
	15,862,276	5,250,004